COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Commitments Contingencies and Guarantess [Abstract]
Summary of letters of credit issued by Brookfield Renewable
Letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries were as at the following dates:

(MILLIONS)	2021	2020
Brookfield Renewable along with institutional investors	$98	$46
Brookfield Renewable's subsidiaries	950	670
	$1,048	$716